Investments Subject to Significant Influence and Equity Income (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity [Line Items]
Investments subject to significant influence
Equity Income Percentage
Carrying Value For the year ended of
As at December 31 December 31 Ownership
millions of Canadian dollars 2021 2020 2021 2020 2021
LIL
(1)
$

682 $

629 $

54 $

49

37.4
NSPML

533

547

49

47

100.0
M&NP

(2)

123

129

20

20

12.9
Lucelec
(2)

44

41 4 4

19.5
Bear Swamp

(3)
- -

16

29

50.0
$

1,382 $

1,346 $

143 $

149
(1) Emera indirectly owns 100

per cent of the Class B units, which comprises
24.9

per cent of the total units issued. Percentage
ownership in LIL is subject to change, based on

the balance of capital investments required

from Emera and Nalcor Energy to
complete construction of the LIL. Emera’s ultimate percentage investment in LIL will be determined upon

final costing of

all transmission projects related to the Muskrat

Falls development, including the LIL, Labrador

Transmission Assets and Maritime
Link Projects, such that Emera’s total investment in the Maritime

Link and LIL will equal
49

per cent of the cost of all of these
transmission developments.
(2) Although Emera’s ownership percentage of these entities

is relatively low, it is considered to have significant influence over the operating and financial decisions of these companies

through Board representation. Therefore, Emera

records its investment in
these entities using the equity method.

(3) The investment balance in Bear Swamp is

in a credit position primarily as a result

of a $
179

million distribution received in 2015.
Bear Swamp's credit investment balance of $ 104

million (2020 – $
118

million) is recorded in Other long-term liabilities

on the
Consolidated Balance Sheets.

NSPML
Variable Interest Entity [Line Items]
Investments subject to significant influence
Emera accounts for its variable interest investment in

NSPML as an equity investment (note 32).
NSPML's consolidated summarized balance sheets are illustrated as follows:
As at December 31
millions of Canadian dollars 2021 2020
Balance Sheets
Current assets $

25 $

57
Property, plant and equipment

1,587

1,629
Regulatory assets

247

210
Non-current assets

31

32
Total

assets
$

1,890 $

1,928
Current liabilities $

50 $

56
Long-term debt
(1)

1,189

1,228
Non-current liabilities

118

97
Equity

533

547
Total

liabilities and equity
$

1,890 $

1,928
(1) The project debt has been guaranteed

by the Government of Canada.